Common Stock (Tables)	12 Months Ended
Dec. 31, 2023
Common Stock [Abstract]
Summary of Issued and Outstanding Common Stock
Authorized
:

Unlimited number of non-par value common shares.
2023 2022
Issued and outstanding:
millions
of shares

millions of
dollars
millions of
shares

millions of
dollars
Balance, January 1

269.95 $

7,762

261.07 $

7,242
Issuance of common stock under ATM program
(1)(2)

8.29

397

4.07

248
Issued under the DRIP,

net of discounts

5.26

272

4.21

238
Senior management stock options exercised and Employee Share
Purchase Plan

0.62

31

0.60

34
Balance, December 31

284.12 $

8,462

269.95 $

7,762
(1) For the year ended December 31, 2022, a total of 4,072,469 common shares were issued under Emera's ATM program

at an
average price of $ 61.31

per share for gross proceeds of $
250

million ($
248

million net of after-tax issuance costs).
(2) For the year ended December 31, 2023, a total of 8,287,037 common shares were issued under Emera's ATM program

at an
average price of $ 48.27

per share for gross proceeds of $
400

million ($
397

million net of after-tax issuance costs).